Expense Example, No Redemption	Jan. 31, 2025 USD ($)
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	632
Expense Example, No Redemption, 5 Years	1,113
Expense Example, No Redemption, 10 Years	2,442
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	672
Expense Example, No Redemption, 5 Years	1,174
Expense Example, No Redemption, 10 Years	2,552
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	704
Expense Example, No Redemption, 5 Years	1,243
Expense Example, No Redemption, 10 Years	$ 2,716